UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05809

Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Performance Plus Municipal Fund, Inc. (NPP)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.2% (0.1% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
$ 1,435	5.625%, 2/01/22 – FGIC Insured (4)	8/12 at 100.00	Caa3	$ 923,537
1,505	5.375%, 2/01/27 – FGIC Insured (4)	8/12 at 100.00	Caa3	971,643
2,940	Total Alabama			1,895,180
	Alaska – 0.8% (0.6% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
7,500	5.000%, 6/01/32	6/14 at 100.00	B+	6,449,550
2,465	5.000%, 6/01/46	6/14 at 100.00	B+	1,944,589
9,965	Total Alaska			8,394,139
	Arizona – 1.9% (1.3% of Total Investments)
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	8,594,799
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds,
	Series 2002B:
5,365	5.750%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)	1/13 at 100.00	AA–	5,385,387
5,055	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	1/13 at 100.00	AA–	5,073,350
18,200	Total Arizona			19,053,536
	Arkansas – 0.5% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	5/13 at 100.00	N/R	3,857,752
	5/01/28 – ACA Insured
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	1,033,790
	Series 2005A, 5.000%, 2/01/35
6,080	Total Arkansas			4,891,542
	California – 19.8% (13.9% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	BBB+	3,762,745
	2004A, 0.000%, 10/01/25 – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,057,829
	2005B, 0.000%, 8/01/28 – AGM Insured
15,870	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	11,692,540
	Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured
3,365	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	3,387,478
	Health System/West, Series 2003A, 5.000%, 3/01/33
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,232,050
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,391,860
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,508,408
	2010A, 5.750%, 7/01/40
3,700	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	4,030,558
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,398,150
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	10,933,200
5,000	California State, General Obligation Bonds, Various Purpose Series 2012, 2.000%, 2/01/13	No Opt. Call	A1	5,042,900
6,435	California State, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 –	No Opt. Call	A1	7,639,117
	AMBAC Insured
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	17,142,560
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/18 at 100.00	A+	3,402,210
	Healthcare West, Series 2008C, 5.625%, 7/01/35
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	4,922,350
	2006C, 0.000%, 8/01/32 – AGM Insured
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 56.01	Aa2	3,240,407
	Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	10,546,400
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,600	4.500%, 6/01/27	6/17 at 100.00	BB–	2,231,736
1,500	5.125%, 6/01/47	6/17 at 100.00	BB–	1,147,155
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	7,898,400
	Bonds, Series 2007A-2, 0.000%, 6/01/37
2,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds,	8/13 at 100.00	AA– (5)	2,100,900
	Election 2002 Series 2004, 5.250%, 8/01/24 (Pre-refunded 8/01/13) – AGM Insured
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C,	8/17 at 100.00	Aa1	5,643,000
	5.000%, 8/01/32 – FGIC Insured
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,886,540
	5.375%, 7/01/34
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,182,123
	2009B, 6.500%, 11/01/39
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	12/12 at 100.00	N/R (5)	1,183,720
	5.125%, 12/01/23 – AMBAC Insured (ETM)
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	2,147,420
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
12,065	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	BBB	13,542,359
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	Aaa	2,954,331
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)
2,525	Palmdale, California, Certificates of Participation, Park Improvement and Avenue Construction,	9/12 at 102.00	A1	2,576,687
	Series 2002, 5.000%, 9/01/32 – NPFG Insured
4,795	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	8/17 at 100.00	A+	5,139,329
	5.000%, 8/01/32 – NPFG Insured
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 –	No Opt. Call	AA–	3,247,461
	AGC Insured
2,100	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/15 at 102.00	Baa2	2,160,417
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	3,095,829
	Tender Option Bond Trust 3504, 19.768%, 2/01/33 (IF)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	BBB	4,100,976
12,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	4,212,000
3,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	845,520
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,404,491
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	Aa1	2,174,194
	Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured
2,970	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B+	2,766,793
	Bonds, Series 2005A-1, 4.750%, 6/01/23
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds,	No Opt. Call	AA+	1,587,705
	Series 2001B, 0.000%, 9/01/25 – FGIC Insured
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,119,580
5,245	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%,	8/15 at 100.00	AA–	5,749,936
	8/01/30 – NPFG Insured
221,045	Total California			196,429,364
	Colorado – 9.3% (6.6% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	Aa2 (5)	6,040,462
	5.000%, 12/15/24 (Pre-refunded 12/15/15) – AGM Insured
3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	A	3,066,480
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/34 – SYNCORA GTY Insured
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	2,062,540
	Association, Series 2007, 5.250%, 5/15/42
10,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	10,914,100
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
20,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (5)	21,231,800
	Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
13,620	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	BBB	9,343,729
	9/01/21 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,200	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	5,727,186
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	10,891,843
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
8,400	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	3,798,984
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB	5,069,740
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (5)	838,050
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
5,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	6,016,350
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,274,475
1,185	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	1,301,166
	FGIC Insured
2,130	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30	6/15 at 100.00	Aa2 (5)	2,403,684
	(Pre-refunded 6/01/15) – FGIC Insured
142,900	Total Colorado			92,980,589
	District of Columbia – 1.4% (1.0% of Total Investments)
3,975	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/12 at 100.00	A1	4,054,421
	Series 2001, 6.250%, 5/15/24
4,245	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	4,587,232
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	5,080,450
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
13,220	Total District of Columbia			13,722,103
	Florida – 7.7% (5.4% of Total Investments)
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special	5/13 at 101.00	N/R	1,723,188
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice
	Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/13 at 100.00	AA–	1,546,792
1,805	5.800%, 1/01/36 – AGM Insured (Alternative Minimum Tax)	1/13 at 100.00	AA–	1,806,986
5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	No Opt. Call	AA+	5,868,955
	Group, Series 2003A, 5.250%, 11/15/14
3,790	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Refunding	No Opt. Call	AA–	3,954,713
	Series 2010D, 5.000%, 7/01/13
3,790	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%,	1/16 at 100.00	AA+	4,038,245
	7/01/37 (Alternative Minimum Tax)
7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	A+	7,306,740
	Series 2003A, 5.250%, 10/01/17 – NPFG Insured (Alternative Minimum Tax)
1,290	Jacksonville, Florida, Capital Improvement Revenue Bonds, Series 1998 Refunding, Stadium	10/12 at 100.00	N/R	1,291,109
	Project, 4.750%, 10/01/25 – AMBAC Insured
10,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 –	4/15 at 100.00	Aa2	10,806,200
	AGM Insured (UB)
10,750	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/12 at 100.00	BB+	10,793,000
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A2	3,584,630
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	5,689,250
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	2,855,800
	5.000%, 10/01/27
1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue	10/19 at 100.00	A	1,843,455
	Bonds, Series 2009, 5.125%, 10/01/26
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	BBB	2,071,240
4,700	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	BBB	4,833,762
2,435	Saint Petersburg, Florida, Public Utility Revenue Bonds, Refunding Series 2009B,	No Opt. Call	Aa2	2,567,245
	5.000%, 10/01/13
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,685,341
	5.000%, 11/15/33
72,070	Total Florida			76,266,651
	Georgia – 1.1% (0.8% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A1	6,090,800
	FGIC Insured
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	2,258,400
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	2,896,150
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
9,500	Total Georgia			11,245,350
	Idaho – 0.0% (0.0% of Total Investments)
140	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%,	1/13 at 100.00	A1	142,759
	7/01/14 (Alternative Minimum Tax)
275	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%,	1/13 at 100.00	AAA	288,970
	7/01/25 (Alternative Minimum Tax)
415	Total Idaho			431,729
	Illinois – 27.2% (19.1% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,621,542
	Revenues Series 2011A, 5.000%, 12/01/41
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	8,195,000
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	7,844,900
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	Aa3	24,353,012
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	Aa3	23,379,632
9,240	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	1/13 at 100.00	A	9,269,476
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	1,775,406
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	6,033,172
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,076,640
15,285	0.000%, 11/01/19	No Opt. Call	AAA	13,013,038
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1 (5)	5,219,900
	Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,691,055
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,145,880
	8/15/47 – AGC Insured (UB)
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	6,008,620
	Trust 1137, 9.102%, 7/01/15 (IF)
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,293,070
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,835,675
	2011C, 5.500%, 8/15/41
185	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	197,151
815	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%,	7/14 at 100.00	Aa1 (5)	887,576
	7/01/34 (Pre-refunded 7/01/14)
	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical
	Centers, Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,500,740
3,055	5.500%, 8/15/30	8/18 at 100.00	BBB+	3,238,117
4,980	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	5,244,338
	Refunding Series 2007A, 5.250%, 5/01/34
4,590	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	Aa2	4,656,463
	Health System, Series 2003, 5.150%, 2/15/37
1,195	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	1/13 at 100.00	AA+	1,197,832
	5.750%, 7/01/29
3,610	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	3,698,662
	6.000%, 7/01/33
1,460	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/12 at 100.00	BBB+	1,462,935
	Centers, Series 1999, 5.250%, 8/15/15
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	No Opt. Call	A	2,845,748
7,250	Kane, Kendall, LaSalle, and Will Counties, Illinois, Community College District 516, General	12/13 at 57.71	AA+ (5)	4,039,410
	Obligation Bonds, Series 2005E, 0.000%, 12/15/24 (Pre-refunded 12/15/13) – FGIC Insured
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	9,187,920
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	Aaa	15,491,597
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	AA–	7,898,914
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	AA–	12,599,331
23,830	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	16,340,231
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	8,225,336
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	6,184,566
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA– (5)	6,593,104
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA–	2,930,892
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	23,155,541
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
2,250	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AA	1,334,768
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – NPFG Insured
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	6,949,000
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
321,855	Total Illinois			270,616,190
	Indiana – 3.0% (2.1% of Total Investments)
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa2	3,173,130
	System, Series 2006, 5.250%, 8/01/36
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	AA–	822,668
	Group, Series 2006B, 5.000%, 2/15/23
1,305	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	1,332,522
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
1,215	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	1,310,147
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated	1/13 at 100.00	BBB (5)	4,337,669
	Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	3,142,470
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A+	2,053,300
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
3,105	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.250%, 8/01/20 (Pre-refunded	8/13 at 100.00	Aaa	3,262,144
	8/01/13) – FGIC Insured
9,560	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	5,964,675
	AMBAC Insured
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA+	2,511,684
	Series 2005, 4.375%, 7/15/26 – NPFG Insured
1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	1/15 at 100.00	AA+	1,909,116
	5.000%, 7/15/25 – NPFG Insured
32,450	Total Indiana			29,819,525
	Iowa – 1.9% (1.3% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,581,885
	5.500%, 7/01/21
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,000	5.375%, 6/01/38	6/15 at 100.00	B+	4,495,300
4,465	5.500%, 6/01/42	6/15 at 100.00	B+	3,981,217
5,400	5.625%, 6/01/46	6/15 at 100.00	B+	4,850,442
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,103,820
	5.600%, 6/01/34
20,865	Total Iowa			19,012,664
	Kansas – 0.7% (0.5% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23 (UB)	3/14 at 100.00	AAA	4,042,717
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	2,526,553
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
7,520	Total Kansas			6,569,270
	Louisiana – 2.7% (1.9% of Total Investments)
365	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/12 at 100.00	Aaa	365,719
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26
4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 –	11/14 at 100.00	A+	4,352,400
	NPFG Insured
4,750	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	4,980,565
	2004, 5.250%, 7/01/33 – NPFG Insured
1,000	Louisiana State University and Agricultural and Mechanical College Board of Supervisors,	11/12 at 100.00	AA–	1,004,000
	Auxiliary Revenue Bonds, University Health Sciences Center Projects, Series 2000, 6.375%,
	5/01/31 – NPFG Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
5,800	5.500%, 5/15/30	11/12 at 100.00	A1	5,915,942
9,655	5.875%, 5/15/39	11/12 at 100.00	A–	9,848,003
25,570	Total Louisiana			26,466,629
	Maine – 0.7% (0.5% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,227,366
	Center, Series 2011, 6.750%, 7/01/41
5,680	Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – AGM Insured	7/13 at 100.00	AA–	5,871,075
6,730	Total Maine			7,098,441
	Maryland – 0.4% (0.3% of Total Investments)
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB	2,796,713
	Hospital, Series 2008, 6.000%, 1/01/28
1,555	Takoma Park, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Washington	No Opt. Call	Aa3 (5)	1,562,744
	Adventist Hospital, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)
4,105	Total Maryland			4,359,457
	Massachusetts – 4.0% (2.8% of Total Investments)
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	6,924,250
	Lien Series 2010B, 5.000%, 1/01/37
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – NPFG Insured	8/12 at 100.00	BBB	4,003,400
7,125	5.125%, 2/01/34 – NPFG Insured	8/12 at 100.00	BBB	7,131,555
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA–	9,419,845
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	528,145
	Series 2008E-1 &2, 5.125%, 7/01/38
5,745	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/12 at 100.00	A–	5,779,470
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
890	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30	11/12 at 100.00	AA+ (5)	901,312
	(Pre-refunded 11/01/12)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,255	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA+ (5)	1,281,455
3,745	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA+ (5)	3,823,945
38,240	Total Massachusetts			39,793,377
	Michigan – 4.6% (3.2% of Total Investments)
1,060	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	1,119,954
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
5,405	5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	A	5,494,885
5,000	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	5,043,650
2,950	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	2,996,492
	7/01/33 – FGIC Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	Aa3	2,215,860
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
6,000	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A,	No Opt. Call	AAA	6,046,320
	2.000%, 1/01/13
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa3	2,607,250
	FGIC Insured
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	5,208,950
	5.000%, 10/15/29 – NPFG Insured
7,115	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (5)	7,334,925
	System, Series 2003A, 5.500%, 3/01/16 (Pre-refunded 3/01/13)
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	3,056,131
	Series 2008A, 6.875%, 6/01/42
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William	8/19 at 100.00	A1	2,952,175
	Beaumont Hospital Obligated Group, Series 2009W, 6.375%, 8/01/29
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,485,984
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
47,480	Total Michigan			45,562,576
	Minnesota – 2.0% (1.4% of Total Investments)
16,430	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA–	19,556,958
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
	Mississippi – 1.2% (0.9% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/12 at 100.00	BBB	9,777,983
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,588,751
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
12,225	Total Mississippi			12,366,734
	Missouri – 1.0% (0.7% of Total Investments)
2,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA–	2,080,980
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
6,350	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	A+	6,371,463
	5.250%, 9/01/17 – FGIC Insured
1,845	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,916,734
	2003, 5.250%, 5/15/18
10,195	Total Missouri			10,369,177
	Montana – 0.0% (0.0% of Total Investments)
60	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/12 at 100.00	AA+	61,060
	(Alternative Minimum Tax)
	Nevada – 3.6% (2.5% of Total Investments)
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	26,615,457
	International Airport, Series 2010A, 5.250%, 7/01/42
5,000	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A+	5,325,650
	5.250%, 7/01/31
2,500	Reno, Nevada, Health Care Facilities Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	3,846,400
	2634, 18.444%, 7/01/31 – BHAC Insured (IF) (6)
31,695	Total Nevada			35,787,507
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,536,200
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 5.6% (3.9% of Total Investments)
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	1,608,855
	University Hospital, Series 2007, 5.750%, 7/01/37
1,055	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	12/12 at 100.00	Aaa	1,059,083
	6.000%, 6/01/13 – NPFG Insured (Alternative Minimum Tax)
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AA–	5,595,795
	5.500%, 12/15/18 – AGM Insured
9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	Aaa	9,679,385
	5.500%, 6/15/23 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A+	4,485,300
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	14,385,660
10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 – AGM Insured	7/13 at 100.00	AA–	10,365,900
4,450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	4,693,148
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	4,026,300
	Series 2007-1A, 4.750%, 6/01/34
83,755	Total New Jersey			55,899,426
	New York – 4.9% (3.4% of Total Investments)
5,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	5,707,020
	Health, Series 2004, 5.050%, 2/15/25
1,375	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	1/13 at 100.00	N/R	1,378,108
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series	2/13 at 100.00	N/R	1,502,520
	1997, 5.450%, 8/01/35 – AMBAC Insured
3,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	3,373,980
	2011A, 5.250%, 2/15/47
13,220	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA	13,401,114
	5.500%, 11/15/26 – AGM Insured
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	14,305,568
	4.500%, 11/15/32 – AGM Insured (UB)
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/13 at 100.00	AAA	2,086,460
	Series 2004B, 5.000%, 8/01/24 (Pre-refunded 8/01/13)
4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	No Opt. Call	AAA	4,066,840
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2012A, 2.000%, 6/15/13
2,650	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	3,009,234
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
46,845	Total New York			48,830,844
	North Carolina – 1.9% (1.3% of Total Investments)
5,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	5,896,550
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (5)	5,453,161
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,755,070
	WakeMed, Series 2012A, 5.000%, 10/01/31
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,871,350
	Health System, Series 2009A, 5.000%, 6/01/42
17,200	Total North Carolina			18,976,131
	North Dakota – 0.5% (0.3% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	4,779,115
	6.250%, 11/01/31
	Ohio – 5.9% (4.2% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,918,800
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,685	5.125%, 6/01/24	6/17 at 100.00	B	4,771,477
5,640	5.875%, 6/01/30	6/17 at 100.00	B+	4,683,287
4,875	5.750%, 6/01/34	6/17 at 100.00	BB	3,969,323
4,290	6.000%, 6/01/42	6/17 at 100.00	BBB	3,579,619
14,830	5.875%, 6/01/47	6/17 at 100.00	BB	12,046,261
10,300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B+	8,649,013
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	2,763,534
	2011A, 6.000%, 11/15/41
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,765,486
	5.000%, 5/01/30
3,425	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	3,618,410
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/19 – AMBAC Insured
65,000	Total Ohio			58,765,210
	Pennsylvania – 3.6% (2.5% of Total Investments)
1,250	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	8/19 at 100.00	Aa3	1,418,525
	Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA–	2,427,250
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA–	2,329,656
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA–	2,245,695
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA–	2,062,928
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA–	2,668,841
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA–	1,668,716
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA–	1,758,870
1,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	No Opt. Call	N/R	631,790
	Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative
	Minimum Tax) (4)
100	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue	No Opt. Call	N/R	19,649
	Bonds, Northampton Generating Project, Series 1994C, 6.875%, 7/01/13 (Alternative Minimum Tax)
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	5,172,900
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	13,049,394
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
41,725	Total Pennsylvania			35,454,214
	Puerto Rico – 3.5% (2.5% of Total Investments)
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	11,420,325
	2010A, 0.000%, 8/01/33
8,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	9,195,716
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	3,574,750
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	5,797,870
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bonds	8/17 at 100.00	AA–	4,703,250
	Trust 3101, 18.650%, 8/01/57 (IF) (6)
114,835	Total Puerto Rico			34,691,911
	Rhode Island – 0.2% (0.1% of Total Investments)
1,735	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/12 at 100.00	BBB+	1,752,333
	Series 2002A, 6.125%, 6/01/32
	South Carolina – 2.4% (1.7% of Total Investments)
2,725	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB	2,920,192
	Series 2004A, 5.250%, 2/15/25 – NPFG Insured
1,345	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	1,452,896
	5.375%, 6/01/20 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	12,346,199
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	6,705,541
46,445	Total South Carolina			23,424,828
	Tennessee – 0.7% (0.5% of Total Investments)
435	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	Baa1 (5)	436,540
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	6,936,840
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
6,435	Total Tennessee			7,373,380
	Texas – 8.1% (5.7% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	A1	5,267,450
	5.000%, 5/01/35 – NPFG Insured
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa2	2,747,175
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,160,300
	6.000%, 1/01/41
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	BBB	4,071,760
13,000	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	13,203,320
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	3,277,500
	Schoolhouse Series 2005C, 5.000%, 2/15/30
3,500	Fort Bend County, Texas, General Obligation Bonds, Toll Road Series 2006, 5.000%, 3/01/32	9/13 at 100.00	AA+ (5)	3,681,405
	(Pre-refunded 9/01/13) – NPFG Insured
9,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	10,091,430
	NPFG Insured
2,640	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/12 at 100.00	BBB	2,640,634
	2001B, 5.250%, 11/15/40 – NPFG Insured
4,000	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+ (5)	4,101,240
	5.000%, 2/15/27 (Pre-refunded 2/15/13) – AMBAC Insured
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AA	3,323,462
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
1,495	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AA–	970,988
	Project, Series 2001B, 0.000%, 9/01/23 – AGM Insured
1,600	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	1,799,184
	5.500%, 7/01/39
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 23.67	AAA	7,684,069
	Bonds, Series 2006, 0.000%, 8/15/40
19,300	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 24.20	AAA	4,030,612
	Bonds, Series 2008, 0.000%, 8/15/41
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/22 at 100.00	BBB–	2,154,500
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/28 (Alternative Minimum Tax)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,243,505
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
830	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	Aa1 (5)	853,389
	1999, 5.000%, 3/01/22 (Pre-refunded 3/01/13) – AGM Insured
3,170	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	3,251,152
	1999, 5.000%, 3/01/22 – AGM Insured
2,500	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	2,794,025
	Project, Series 2011, 6.000%, 11/01/41
119,165	Total Texas			80,347,100
	Utah – 0.9% (0.7% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,283,440
1,140	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	1/13 at 100.00	AA–	1,150,830
	(Alternative Minimum Tax)
235	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14	1/13 at 100.00	AA–	239,418
	(Alternative Minimum Tax)
465	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	1/13 at 100.00	AAA	465,856
	1/01/27 (Alternative Minimum Tax)
315	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%,	1/13 at 100.00	AA–	320,824
	1/01/15 (Alternative Minimum Tax)
595	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	1/13 at 100.00	AA	595,910
	(Alternative Minimum Tax)
380	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/13 at 100.00	Aaa	386,677
	(Alternative Minimum Tax)
3,000	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	N/R (5)	3,025,290
	10/01/28 (Pre-refunded 10/01/12) – AMBAC Insured
9,130	Total Utah			9,468,245
	Virgin Islands – 0.5% (0.3% of Total Investments)
4,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	4,838,227
	10/01/33 – RAAI Insured
	Virginia – 3.0% (2.1% of Total Investments)
18,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	15,323,760
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
10,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA–	10,114,125
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
4,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,454,641
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
32,530	Total Virginia			29,892,526
	Washington – 3.4% (2.4% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	7,392,999
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,
	Series 2004:
465	5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	A1	490,115
3,100	5.000%, 9/01/28 – FGIC Insured	9/14 at 100.00	A1	3,220,714
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aa1 (5)	5,242,800
	2003A, 5.500%, 7/01/16 (Pre-refunded 7/01/13)
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/12 at 100.00	AA	4,573,800
	Series 2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,258,220
	Research Center, Series 2009A, 6.000%, 1/01/33
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	10,400,700
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB)
36,800	Total Washington			33,579,348
	Wisconsin – 1.1% (0.8% of Total Investments)
1,780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,911,934
	Series 2012B, 5.000%, 2/15/40
2,435	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	2,473,935
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax) (UB)
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	No Opt. Call	AA–	6,251,100
	6.250%, 5/01/37
9,215	Total Wisconsin			10,636,969
$ 1,716,180	Total Investments (cost $1,264,493,340) – 142.5%			1,416,995,755
	Floating Rate Obligations – (2.8)%			(27,650,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (42.4)% (7)			(421,700,000)
	Other Assets Less Liabilities – 2.7%			26,726,140
	Net Assets Applicable to Common Shares – 100%			$ 994,371,895

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,416,995,755	$ —	$1,416,995,755

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $1,241,508,596.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$161,544,566
Depreciation	(13,702,506)
Net unrealized appreciation (depreciation) of investments	$147,842,060

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 29.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012